INCOME TAX (Schedule of Deferred Income Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Net deferred income tax liabilities, beginning of the year	$ (34,334)	$ (33,310)
Deferred income tax expense recognized in net income for the year	(3,296)	(3,121)
Foreign exchange impact	1,872	2,097
Net deferred income tax liabilities, end of the year	$ (35,758)	$ (34,334)